Long-term-Payable - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Sep. 30, 2016 CAD ($)	Sep. 30, 2016 USD ($)
Noncurrent Payables [Abstract]
Intangible assets	$ 5,236,363	$ 11,947,693		$ 850,000
Intangible assets fair value			$ 935,804
Royalty fee payable	$ 372,592	115,870
Description of payment terms	In connection with this agreement, Neptune must also pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 11 years.
Royalty agreement term	11 years
Short term payable	$ 558,045	215,095
Long term payable	$ 249,714	$ 795,072